Loans and Borrowings - Schedule of Terms and Conditions of Outstanding Loans, Lease Liabilities and Convertible Notes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Lease Liabilities [Member]
Disclosure Of Loans And Borrowings [Line Items]
Year of maturity	2025 - 2029	2025 - 2029
Original value	$ 43,963	$ 45,091
Carrying amount	$ 11,786	$ 15,359
Lease Liabilities [Member] | Bottom of Range [Member]
Disclosure Of Loans And Borrowings [Line Items]
Interest rate	2.00%	2.00%
Lease Liabilities [Member] | Top of Range [Member]
Disclosure Of Loans And Borrowings [Line Items]
Interest rate	12.00%	12.00%
INR 1 [Member] | Secured bank loans [Member]
Disclosure Of Loans And Borrowings [Line Items]
Year of maturity	2025 - 2030	2025 - 2030
Original value	$ 6,199	$ 6,595
Carrying amount	$ 3,649	$ 4,603
INR 1 [Member] | Secured bank loans [Member] | Bottom of Range [Member]
Disclosure Of Loans And Borrowings [Line Items]
Interest rate	7.00%	7.00%
INR 1 [Member] | Secured bank loans [Member] | Top of Range [Member]
Disclosure Of Loans And Borrowings [Line Items]
Interest rate	10.00%	10.00%
USD [Member] | Convertible notes due 2028 [Member]
Disclosure Of Loans And Borrowings [Line Items]
Interest rate	7.39%	7.39%
Year of maturity	2028	2028
Original value	$ 230,000	$ 230,000
Carrying amount	$ 201,199	$ 216,075
USD [Member] | Convertible notes due 2030 [Member]
Disclosure Of Loans And Borrowings [Line Items]
Interest rate	8.63%	8.63%
Year of maturity	2028	2028
Original value	$ 1,432,500	$ 0
Carrying amount	$ 1,188,965	$ 0